Financial Income (Expenses), Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income:
Interest on cash and cash equivalents and short term deposit	$ 2	$ 3	$ 144
Foreign currency exchange differences, net			169
Total financial income	2	3	313
Expenses:
Accretion of earn-out consideration	(299)	(878)	(224)
Interest on bank loans and credit line	(435)	(197)
Foreign currency exchange differences, net	(48)	(124)
Other	(94)	(59)	(9)
Total financial expenses	(876)	(1,258)	(233)
Financial (expenses) income, net	$ (874)	$ (1,255)	$ 80